Inventories, Net	6 Months Ended
Jun. 30, 2026
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 3 – INVENTORIES, NET:

a.	Inventories as of June 30, 2026 and December 31, 2025 consisted of the following:

	June 30,	December 31,
	2026	2025
	Unaudited
Work in progress	388	$283
Finished goods	152	290
Total inventories	$540	$573

b.	During the six months period ended June 30, 2026, the Company recorded approximately $97 for write-down of inventories under cost of revenues.

During the six months period ended June 30, 2025, the Company recorded approximately $21 for write-down of inventories under cost of revenues.